Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
COST OR DEEMED COST
Beginning Balance	$ 175,654	$ 175,654
Additions
Ending Balance	175,654	175,654	$ 175,654
DEPRECIATION
Beginning Balance	175,044	175,044
Depreciation for the period		610	1,058
Ending Balance	175,044	175,654
CARRYING AMOUNTS
Equipment
Plant & Equipment [Member]
COST OR DEEMED COST
Beginning Balance	18,712	18,712
Additions
Ending Balance	18,712	18,712	18,712
DEPRECIATION
Beginning Balance	18,102	18,102
Depreciation for the period		610
Ending Balance	18,102	18,712
CARRYING AMOUNTS
Equipment
Furniture & Equipment [Member]
COST OR DEEMED COST
Beginning Balance	46,164	46,164
Additions
Ending Balance	46,164	46,164	46,164
DEPRECIATION
Beginning Balance	46,164	46,164
Depreciation for the period
Ending Balance	46,164	46,164
CARRYING AMOUNTS
Equipment
Computer Hardware [Member]
COST OR DEEMED COST
Beginning Balance	71,945	71,945
Additions
Ending Balance	71,945	71,945	71,945
DEPRECIATION
Beginning Balance	71,945	71,945
Depreciation for the period
Ending Balance	71,945	71,945
CARRYING AMOUNTS
Equipment
Asset Under Capital Lease [Member]
COST OR DEEMED COST
Beginning Balance	38,833	38,833
Additions
Ending Balance	38,833	38,833	$ 38,833
DEPRECIATION
Beginning Balance	38,833	38,833
Depreciation for the period
Ending Balance	38,833	38,833
CARRYING AMOUNTS
Equipment